Description of the Plan	12 Months Ended
Dec. 31, 2025
Plan 002
EBP, Description of Plan [Line Items]
Description of the Plan

1.	Description of the Plan
The following description of the AmeriGas Propane, Inc. Savings Plan (“the Plan”) is provided for general information purposes only. Unless otherwise noted, such description provides general information on the provisions of the Plan on December 31, 2025 and 2024 and for the years then ended covered by the financial statements. More complete information is included in the Plan document.
General. The Plan is a defined contribution plan covering employees of AmeriGas Propane, Inc. (“the Company” or "the Employer"), a Pennsylvania corporation, and a wholly owned subsidiary of UGI Corporation (“UGI”). Employees are eligible upon hire to participate in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan is administered by the UGI Corporation Retirement Plan Committee (“Plan Administrator”), which is comprised of certain members of UGI’s and its affiliated companies' management.
Contributions. Generally, a participant may elect to contribute to the Plan in 1% increments from 1% to 50% of their eligible compensation on a before-tax basis, on an after-tax basis to a Roth 401(k), or a combination of both. Calendar year contribution amounts are subject to limits prescribed by the Internal Revenue Code (“IRC”) and the Plan. For the 2025 and 2024 Plan Years, the combined IRC before-tax and Roth 401(k) contribution limit was $23,500 and $23,000, respectively. Participants may also contribute amounts representing distributions from other qualified defined benefit or contribution plans. The Plan includes an auto-enrollment provision whereby all full time and flex newly eligible employees are automatically enrolled in the Plan, unless they affirmatively elect not to participate, with a default deferral rate set at 3% of eligible compensation. The Plan offers an automatic deferral increase service to all employees eligible for the Plan that is voluntary and can be applied to their contributions in 1%, 2%, or 3% increments on a set date of their choosing.
The Plan allows for “catch-up contributions,” a provision which allows employees that have attained age 50 before the end of the Plan Year and are contributing at the IRC or Plan limits to make before-tax and Roth 401(k) contributions over and above the IRC and Plan limits. The maximum catch-up contribution was $7,500 for both the 2025 and 2024 Plan Years. Effective January 1, 2025, pursuant to the SECURE 2.0 Act of 2022, participants who attain ages 60 through 63 during the Plan Year are eligible to make enhanced "super catch-up" contributions up to $11,250 for the 2025 Plan Year, which represents the greater of $10,000 or 150% of the standard catch-up limit. Participants who attain age 64 by the end of the Plan Year revert to the standard age 50 catch-up limit. Catch-up contributions are not eligible for the Company matching contribution.

Generally, the Company shall contribute to the Plan an amount equal to 100% of contributions made by each eligible participant for each payroll period up to a total of 5% of the participant’s eligible compensation for each payroll period. A participant generally will be eligible to receive matching contributions after he or she has completed one year of service as defined in the Plan document.
All contributions are invested in accordance with participant investment elections in effect on the dates of the contributions.
Participant Accounts. Each participant's account is credited with the participant's contributions and the Employer's contributions as well as allocations of Plan earnings. Participants are charged with an allocation of administrative expenses, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
A participant may elect to have his or her funds invested in one or more investment options. The Plan currently offers investments in selected mutual funds, UGI Common Stock, common collective trust funds, a collective investment trust fund and Brokerage Link, a self-directed brokerage account. Generally, participants may transfer amounts between funds at any time with no limit. Fidelity Management Trust Company is the Plan’s Trustee for all investment assets of the Plan and qualifies as a party in interest. The Statements of Changes in Net Assets Available for Benefits reflects certain administrative fees paid by Plan participants to Fidelity Institutional Retirement Services Co. (“FIRSCO”) from Plan assets (see “Administrative Expenses” below). FIRSCO invests funds received from contributions, investment sales, interest and dividend income and makes distribution payments to participants. Investments in UGI Common Stock are generally limited to 25% of the participant's account balance.
Vesting. A participant will at all times be fully vested in their cumulative contributions plus actual earnings as defined by the Plan document. A participant is vested in the portion of his or her account attributable to Employer's matching contributions as follows: 25% after two years of service; 50% after three years of service; 75% after four years of service; and 100% after five years of service. In addition, a participant is fully vested in the portion of his or her account attributable to Employer's contributions upon the attainment of normal retirement age, the attainment of early retirement age, total disability or death while employed by the Company or an affiliated company, each as defined in the Plan document.

Notes Receivable from Participants. Participants may borrow from their accounts a minimum of $1,000 up to a maximum not to exceed the lesser of 50% of their vested account balance less loans outstanding at the time the new loan is made, or $50,000 less the highest balance of all loans outstanding during the prior twelve month period. Each loan bears interest at a rate determined in accordance with generally prevailing market conditions for similar types of loans plus 1%. At December 31, 2025, interest rates on loans outstanding ranged from 4.25% to 9.50%. The amount of the loan withdrawn from a participant's account is allocated in proportion to the value of the participant's salary deferral and rollover account balances in each investment fund. Repayments, including interest, are made in equal installments through payroll deductions and are allocated to participant accounts in accordance with current investment elections. No loan may have a final maturity in excess of five years except that if the loan is used to purchase a principal residence for the participant, the loan may have a final maturity of up to ten years. Participants are not permitted to have more than two loans outstanding at any time.
Payment of Benefits. The Plan benefit of a participant who terminates employment as a result of retirement, death or total disability, as defined by the Plan document, shall be equal to the proceeds of liquidation of 100% of the balance of his or her account. Distributions will generally be made in the form of a lump sum. Participants may elect to receive their interest in shares of UGI Common Stock. The Plan benefit of a participant who terminates employment for reasons other than retirement, death or total disability shall be equal to the proceeds of liquidation of the vested portion of his or her account.
Where the amount to be distributed exceeds $1,000, no distribution shall be made to any Plan participant prior to his or her normal retirement age or age 73 for Plan Years 2025 and 2024, unless the participant elects to receive such distribution. Where the amount to be distributed does not exceed $1,000, a Plan participant's benefit will be distributed as soon as practicable after the participant becomes entitled to receive a distribution from the Plan, but no later than April 1 of the Plan Year. A participant who continues to work past age 73 for Plan Years 2025 and 2024 will receive a mandatory distribution upon termination of employment.
Additionally, hardship withdrawals and certain in-service withdrawals are permitted subject to Plan provisions.

Forfeited Accounts. A participant who terminates employment before he or she is fully vested will forfeit nonvested amounts attributable to Employer contributions. These forfeited amounts remain in the Plan and are available to reduce future Company contributions or pay expenses incurred in the administration of the Plan. For the 2025 Plan Year and 2024 Plan Year, forfeitures used to reduce Company contributions were $903,329 and $811,433, respectively. During the 2025 Plan Year and 2024 Plan Year, $1,200,175 and $1,131,220, respectively, were forfeited from participant accounts. As of December 31, 2025 and 2024, there were $866,755 and $577,311, respectively, of forfeitures remaining in the Plan.
Administrative Expenses. Administrative expenses of the Plan are chargeable to the Plan unless paid by the Company. Other than the Plan fees described below, the Company paid such expenses, which are excluded from these financial statements. During the Plan Years 2025 and 2024, each active Plan account was assessed a quarterly recordkeeping fee of $10.50 and $10.75, respectively. This fee is automatically deducted in the month following the end of the quarter and remitted to FIRSCO. Loan administration fees are paid by Plan participants. Investment related expenses are included in net appreciation of the fair value of investments.
Voting Rights of UGI Common Stock Participants. A participant has the right to instruct the trustee of the Plan how to vote, at each meeting of shareholders, all shares of UGI Common Stock (including fractional shares) represented by the value of the participant's interest in UGI Common Stock. A participant also has the right to direct the trustee of the Plan whether or not to tender shares in response to a tender offer.
Plan Amendments. The Company may amend the Plan at any time for any reason by written action of its Board of Directors. However, amendments required to comply with the IRC to maintain compliance with current laws or regulations or to correct errors or omissions in the Plan document may be made by the Plan Administrator without Board approval.
Plan Termination. Although it has not expressed any intent to do so, the Company has the right to terminate the Plan in whole or in part at any time for any reason. In the event of a complete or partial termination of the Plan, the affected participants will become fully vested in their account balances.
Secure 2.0 Act. The Secure 2.0 Act of 2022 was signed into law on December 29, 2022. This legislation includes a vast array of provisional changes to retirement plans, becoming effective January 1, 2023. Plan management evaluated the impact of the adoption and implementation of this legislation on the Plan. Effective January 1, 2025, the Plan adopted the enhanced "super catch-up" contribution provision, which allows participants who attain ages 60 through 63 during the Plan Year to make catch-up contributions up to $11,250 for the 2025 Plan Year. There was no other material impact to the Plan for the years ended December 31, 2025 and 2024.